Stock Options (Details) - Schedule of Changes in Stock Options	9 Months Ended		12 Months Ended
	Jul. 31, 2024 $ / shares	Jul. 31, 2024 $ / shares $ / shares	Oct. 31, 2023 $ / shares	Oct. 31, 2023 $ / shares	Jul. 31, 2024 $ / shares
Schedule of Changes in Stock Options [Abstract]
Number of options Outstanding, Beginning balance	5,588	5,588	5,254	5,254
Weighted average exercise price Outstanding, Beginning balance | (per share)	$ 434.81	$ 603.12	$ 450.64	$ 613.5
Number of options, Granted			334	334
Weighted average exercise price, Granted | (per share)			$ 318.81	$ 442.22
Number of options Outstanding, Ending balance	5,521	5,521	5,588	5,588
Weighted average exercise price Outstanding, Ending balance | (per share)	$ 435.73	$ 601.7	$ 434.81	$ 603.12
Number of options Outstanding, Exercisable	5,160	5,160			5,160
Weighted average exercise price Outstanding, Exercisable | (per share)	$ 436.82	$ 436.82			$ 603.2
Number of options, Expired	(67)	(67)
Weighted average exercise price, Expired | (per share)	$ 533.14	$ 720